Servicer's Certificate
for the Collection Period January 01, 2011 through January 31, 2011 for Payment Date of February 15, 2011
Toyota Auto Receivables 2010-C Owner Trust
Toyota Auto Finance Receivables, LLC
SELLER

SERVICER

Collection Period	31	30/360 Days	30
Interest Accrual Period	28	Actual/360 Days	28

	Initial Principal	Final	Beginning	Beginning	First Priority	Second Priority	Regular Principal	Ending	Ending
Class	Balance	Scheduled	Principal	Principal	Principal	Principal	Distribution	Principal	Principal
		Payment Date	Balance	Factor	Distribution Amount	Distribution Amount	Amount	Balance	Factor
A-1	$495,000,000.00	10/17/11	$281,092,832.29	0.5678643	$0.00	$41,064,664.83	$11,158,311.28	$228,869,856.18	0.4623633
A-2	$307,700,000.00	12/17/12	$307,700,000.00	1.0000000	$0.00	$0.00	$0.00	$307,700,000.00	1.0000000
A-3	$347,100,000.00	4/15/14	$347,100,000.00	1.0000000	$0.00	$0.00	$0.00	$347,100,000.00	1.0000000
A-4	$100,200,000.00	12/15/14	$100,200,000.00	1.0000000	$0.00	$0.00	$0.00	$100,200,000.00	1.0000000
B	$44,400,000.00	9/15/16	$44,400,000.00	1.0000000	$0.00	$0.00	$0.00	$44,400,000.00	1.0000000
Total	$1,294,400,000.00		$1,080,492,832.29		$0.00	$41,064,664.83	$11,158,311.28	$1,028,269,856.18	0.7943988

		Interest	Prior	Interest	Current	Total
Class	Interest Rate	Distributable	Interest	Distribution	Interest	Principal &
		Amount	Carryover	Amount	Carryover	Interest Distribution

A-1	0.33353%	$72,918.92	$0.00	$72,918.92	$0.00	$52,295,895.03
A-2	0.51000%	$130,772.50	$0.00	$130,772.50	$0.00	$130,772.50
A-3	0.77000%	$222,722.50	$0.00	$222,722.50	$0.00	$222,722.50
A-4	1.09000%	$91,015.00	$0.00	$91,015.00	$0.00	$91,015.00
B	1.78000%	$65,860.00	$0.00	$65,860.00	$0.00	$65,860.00
Total		$583,288.92	$0.00	$583,288.92	$0.00	$52,806,265.03

Credit Enhancement

Reserve Account		Yield Supplement Overcollateralization Amount

Initial Deposit Amount	$3,263,895.78	Begining Period Amount	$31,059,378.20
Specified Reserve Account Amount	$3,263,895.78	Current Period Amortization	$1,709,129.79
Beginning Balance	$3,263,895.78	Ending Period Amount	$29,350,248.41
Withdrawals	$0.00
Amount Available for Deposit	$14,809,728.32	Overcollateralization
Amount Deposited to the Reserve Account	$0.00	Adjusted Pool Balance	$1,039,428,167.46
Reserve Account Balance Prior to Release	$3,263,895.78	Total Note Balance	$1,028,269,856.18
Reserve Account Required Amount	$3,263,895.78	Initial Overcollateralization Amount	$11,158,311.28
Reserve Account Release to Seller	$0.00	Ending Overcollateralization Amount	$11,158,311.28
Ending Reserve Account Balance	$3,263,895.78

Servicer's Certificate
for the Collection Period January 01, 2011 through January 31, 2011 for Payment Date of February 15, 2011
Toyota Auto Receivables 2010-C Owner Trust
Toyota Auto Finance Receivables, LLC
SELLER

SERVICER

Collection Period	31	30/360 Days	30
Interest Accrual Period	28	Actual/360 Days	28

Liquidations of Charge-offs and Repossessions
		Amount
Liquidated Contracts	30 vehicles
Gross Principal of Liquidated Receivables		$471,031.96
Principal of Repurchased Contracts, previously charged-off		$0.00
Net Liquidation Proceeds Received During the Collection Period		$(39,242.99)
Recoveries on Previously Liquidated Contracts		$(14,360.04)
Net Credit Losses for the Collection Period		$417,428.93

Cumulative Credit Losses for all Periods	61 vehicles	$656,519.05
Repossessed in Current Period	31 vehicles

Delinquent and Repossessed Contracts

	Percentage of Month Number of Contracts	Units	Percentage of Current Month Receivables Pool Balance	Balance
30-59 Days Delinquent	0.55%	521	0.56%	$6,008,014.19
60-89 Days Delinquent	0.10%	91	0.11%	$1,156,857.58
90-119 Days Delinquent	0.03%	33	0.04%	$433,587.13
120 or More Days Delinquent	0.00%	0	0.00%	$0.00
Total Delinquencies		645		$7,598,458.90

Repossessed Vehicle Inventory		38
* Included with Delinquencies Above

Pool Data
	Original	Prior Month	Current Month
Receivables Pool Balance	$1,344,094,646.95	$1,122,710,521.77	$1,068,778,415.87
Number of Contracts	104,874	97,786	95,277
Weighted Average APR	4.06%	4.06%	4.06%
Weighted Average Remaining Term (Months)	39.31	36.58	35.93

Servicer's Certificate
for the Collection Period January 01, 2011 through January 31, 2011 for Payment Date of February 15, 2011
Toyota Auto Receivables 2010-C Owner Trust
Toyota Auto Finance Receivables, LLC
SELLER

SERVICER

Collection Period	31	30/360 Days	30
Interest Accrual Period	28	Actual/360 Days	28

Collections
Amount
Principal Payments Received	$39,588,660.45
Prepayments in Full	$13,856,137.30
Interest Payments Received	$3,878,255.17
Aggregate Net Liquidation Proceeds	$53,603.03
Interest on Repurchased Contracts	$342.03
Total Collections	$57,376,997.98
Principal of Repurchased Contracts	$16,276.19
Principal of Repurchased Contracts, prev charged-off	$0.00
Adjustment on Repurchased Contracts	$0.00
Total Repurchased Amount	$16,276.19
Total Available Collections	$57,393,274.17

Distributions

	Calculated Amount	Amount Paid	Shortfall
Servicing Fee	$935,592.10	$935,592.10	$0.00
Interest - Class A-1 Notes	$72,918.92	$72,918.92	$0.00
Interest - Class A-2 Notes	$130,772.50	$130,772.50	$0.00
Interest - Class A-3 Notes	$222,722.50	$222,722.50	$0.00
Interest - Class A-4 Notes	$91,015.00	$91,015.00	$0.00
First Priority Principal Distribution Amount	$0.00	$0.00	$0.00
Interest - Class B Notes	$65,860.00	$65,860.00	$0.00
Second Priority Principal Distribution Amount	$41,064,664.83	$41,064,664.83	$0.00
Reserve Account Deposit	$0.00	$0.00	$0.00
Regular Principal Distribution Amount	$11,158,311.28	$11,158,311.28	$0.00
Excess Amounts to the Certificateholder	$3,651,417.04	$3,651,417.04	N/A

Noteholder Distributions

	Interest	Per $1000 of	Principal	Per $1000 of	Amount	Per $1000 of
	Distributed	Original Balance	Distributed	Original Balance	Distributed	Original Balance
Class A-1 Notes	$72,918.92	$0.15	$52,222,976.11	$105.50	$52,295,895.03	$105.65
Class A-2 Notes	$130,772.50	$0.43	$0.00	$0.00	$130,772.50	$0.43
Class A-3 Notes	$222,722.50	$0.64	$0.00	$0.00	$222,722.50	$0.64
Class A-4 Notes	$91,015.00	$0.91	$0.00	$0.00	$91,015.00	$0.91
Class B Notes	$65,860.00	$1.48	$0.00	$0.00	$65,860.00	$1.48

Servicer's Certificate
for the Collection Period January 01, 2011 through January 31, 2011 for Payment Date of February 15, 2011
Toyota Auto Receivables 2010-C Owner Trust
Toyota Auto Finance Receivables, LLC
SELLER

SERVICER

I hereby certify to the best of my knowledge that
the report provided is true and correct.

/s/ Wei Shi
Wei Shi
Vice President, Head of Treasury & Planning